Stockholders' Equity (Details 3) (Stock Options, USD $)	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding	3,415,000	3,187,214	3,240,000	1,020,000
Weighted average exercise price (in Dollars per share)	$ 0.97	$ 0.96	$ 0.96	$ 0.47
Number of stock options exercisable	2,770,306	2,451,533
Exercise price (in Dollars per share)	$ 0.96	$ 0.96
0.43 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)	$ 0.43
Number of stock options outstanding	825,000
Weighted average remaining contractual life (years)	7 years 1 month 13 days
Weighted average exercise price (in Dollars per share)	$ 0.43
Number of stock options exercisable	803,417
Exercise price (in Dollars per share)	$ 0.45
1.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)	$ 1.00
Number of stock options outstanding	300,000
Weighted average remaining contractual life (years)	4 years 9 months
Weighted average exercise price (in Dollars per share)	$ 1.00
Number of stock options exercisable	50,000
Exercise price (in Dollars per share)	$ 1.00
1.05 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)	$ 1.05	$ 1.05
Number of stock options outstanding	1,990,000	2,003,890
Weighted average remaining contractual life (years)	8 years 7 months 13 days	9 years 1 month 17 days
Weighted average exercise price (in Dollars per share)	$ 1.05	$ 1.05
Number of stock options exercisable	1,616,889	1,352,640
Exercise price (in Dollars per share)	$ 1.05	$ 1.05
0.47 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)		$ 0.47
Number of stock options outstanding		883,324
Weighted average remaining contractual life (years)		7 years 8 months 23 days
Weighted average exercise price (in Dollars per share)		$ 0.47
Number of stock options exercisable		798,893
Exercise price (in Dollars per share)		$ 0.47
1.54 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)	$ 1.54	$ 1.54
Number of stock options outstanding	180,000	180,000
Weighted average remaining contractual life (years)	8 years 3 months	8 years 9 months
Weighted average exercise price (in Dollars per share)	$ 1.54	$ 1.54
Number of stock options exercisable	180,000	180,000
Exercise price (in Dollars per share)	$ 1.54	$ 1.54
2.30 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)	$ 2.30	$ 2.30
Number of stock options outstanding	120,000	120,000
Weighted average remaining contractual life (years)	8 years 5 months 1 day	8 years 11 months 1 day
Weighted average exercise price (in Dollars per share)	$ 2.30	$ 2.30
Number of stock options exercisable	120,000	120,000
Exercise price (in Dollars per share)	$ 2.30	$ 2.30